ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
Payroll and social security payable	$ 42,805	$ 167,470
Bonus payable	109,829	774,571
Other payables and accrued liabilities	160,452	86,169
Total Accounts Payable and Accrued Liabilities	$ 313,086	$ 1,028,210